Derivative financial instruments (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	£ 15,809	£ 23,059
Derivative financial instruments, liabilities	(1,679)	(81)
Derivative financial instruments, non-current assets	7,492	16,462
Derivative financial instruments, non-current liabilities	(748)	(49)
Derivative financial instruments, current assets	8,317	6,597
Derivative financial instruments, current liabilities	(931)	(32)
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	4,173	2,458
Derivative financial instruments, non-current assets		2,458
Embedded foreign exchange derivatives | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	11,258	20,286
Derivative financial instruments, non-current assets	7,114	13,786
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	378
Derivative financial instruments, non-current assets	378
Forward foreign exchange contracts | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets		315
Derivative financial instruments, non-current assets		218
Embedded foreign exchange derivatives | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(64)
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(1,615)
Derivative financial instruments, non-current liabilities	£ (748)
Forward foreign exchange contracts | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities		(81)
Derivative financial instruments, non-current liabilities		£ (49)